Results from financial transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Transactions Results

Results from financial transactions comprise:	2018	2017	2016
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	(79)	232	(42)
Realized gains and (losses) on financial investments	(92)	431	327
Gains and (losses) on investments in real estate	261	193	70
Net fair value change of derivatives	(545)	(1,159)	239
Net fair value change on account of policyholder financial assets at fair value through profit or loss	(11,326)	20,524	15,121
Net fair value change on investments in real estate for account of policyholders	5	38	(26)
Net foreign currency gains and (losses)	44	(20)	41
Net fair value change on borrowings and other financial liabilities	29	10	21
Realized gains and (losses) on repurchased debt	1	1	1
Total	(11,701)	20,250	15,753

Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2018	2017	2016
Shares	69	25	4
Debt securities and money market investments	(143)	127	8
Other	(5)	80	(54)
Total

Summary of Realized Gains and Losses on Financial Investments
Realized gains and losses on financial investments comprise:	2018	2017	2016
Shares	25	165	46
Debt securities and money market investments	(147)	242	211
Loans	16	20	16
Other	14	3	54
Total	(92)	431	327

Realized gains and losses on financial investments comprise:	2018	2017	2016
Available-for-sale investments	(108)	411	311
Loans	16	20	16
Total	(92)	431	327

Summary of Net Fair Value Change of Derivatives
Net fair value change of derivatives comprise:	2018	2017	2016
Net fair value change on economic hedges where no hedge accounting is applied	272	70	793
Net fair value change on bifurcated embedded derivatives	(824)	(1,231)	(565)
Ineffective portion of hedge transactions to which hedge accounting is applied	7	2	12
Total	(545)	(1,159)	239

Summary of Ineffective Portion of Hedge Transactions

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2018	2017	2016
Fair value change on hedging instruments in a fair value hedge	13	(12)	(29)
Fair value change on hedged items in a fair value hedge	(8)	15	35

Ineffectiveness fair value hedge	5	3	7
Ineffectiveness cash flow hedges	2	-	5
Total	7	2	12

Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss
Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2018	2017	2016
Shares	(2,318)	2,372	2,462
Debt securities and money market investments	(421)	166	1,682
Unconsolidated investment funds	(8,158)	17,720	10,496
Derivatives	(153)	94	252
Other	(276)	171	230
Total	(11,326)	20,524	15,121

Summary of Net Fair Value on Borrowings and Other Financial Liabilities

Net fair value change on borrowings and other financial liabilities	2018	2017	2016
Borrowings	23	10	21
Other financial liabilities	6	-	-
Total	29	10	21

Aegon N.V [member]
Statement [LineItems]
Summary of Financial Transactions Results

	2018	2017
Results from financial transactions comprise:

Net fair value change of derivatives	(8)	56

Net foreign currency gains and (losses)	3	-

Net fair value change on borrowings and other financial liabilities	4	-
Total	(1)	56